Subordinated debt (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subordinated debt
Balance		R$ 53,643,444	R$ 50,179,401	R$ 52,611,064
In Brazil
Subordinated debt
Balance		40,002,257	38,541,679
In Brazil | Maturity: 2019 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance		39,261	36,139
In Brazil | Maturity: 2019 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		3,490,180	3,436,734
In Brazil | Maturity: 2019 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		31,742	28,184
In Brazil | Maturity: 2018 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance	[1]	0	10,130,108
In Brazil | Maturity: 2018 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[1]	0	316,757
In Brazil | Maturity: 2018 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[1]	0	119,417
In Brazil | Maturity: 2020 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		3,038	2,801
In Brazil | Maturity: 2020 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		59,398	54,383
In Brazil | Maturity: 2022 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		108,467	99,338
In Brazil | Maturity: 2022 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		6,010,103	5,597,559
In Brazil | Maturity: 2023 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		1,146,189	1,070,085
In Brazil | Maturity: 2023 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,829,083	1,699,872
In Brazil | Maturity: 2023 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		2,464,978	2,265,488
In Brazil | Maturity: 2024 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		80,479	73,861
In Brazil | Maturity: 2024 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		172,590	159,205
In Brazil | Maturity: 2024 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		7,444	6,611
In Brazil | Maturity: 2025 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		451,136	392,376
In Brazil | Maturity: 2025 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[2]	5,578,707	0
In Brazil | Maturity: 2025 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		6,427,806	6,624,611
In Brazil | Maturity: 2025 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		491,031	457,679
In Brazil | Maturity: 2021 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		44,962	40,429
In Brazil | Maturity: 2021 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		2,192	2,027
In Brazil | Maturity: 2021 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		14,064	13,125
In Brazil | Maturity: 2026 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		480,443	438,776
In Brazil | Maturity: 2026 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[2]	894,417	0
In Brazil | Maturity: 2026 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		4,622	4,271
In Brazil | Maturity: 2027 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		295,946	273,498
In Brazil | Maturity: 2027 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance	[2]	149,211	0
In Brazil | Maturity: 2027 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		58,346	53,996
In Brazil | Maturity: 2028 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance	[2]	257,524	0
In Brazil | Maturity: 2028 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		84,304	77,079
In Brazil | Maturity: Perpetual | Financial bills:
Subordinated debt
Balance	[2]	9,254,743	5,004,967
In Brazil | Subordinated CDB: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance		69,851	62,303
Overseas:
Subordinated debt
Balance		13,641,187	11,637,722
Overseas: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance		2,953,103	2,520,963
Overseas: | Maturity: 2022 | Original term in years: 11
Subordinated debt
Balance		4,332,470	5,419,644
Overseas: | Maturity: 2021 | Original term in years: 11
Subordinated debt
Balance		6,355,614	R$ 3,697,115
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance		21,858
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		3,172,835
Nominal amount | In Brazil | Maturity: 2019 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		12,735
Nominal amount | In Brazil | Maturity: 2018 | Original term in years: 6 | Financial bills:
Subordinated debt
Balance	[1]	0
Nominal amount | In Brazil | Maturity: 2018 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[1]	0
Nominal amount | In Brazil | Maturity: 2018 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[1]	0
Nominal amount | In Brazil | Maturity: 2020 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,700
Nominal amount | In Brazil | Maturity: 2020 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		28,556
Nominal amount | In Brazil | Maturity: 2022 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		54,143
Nominal amount | In Brazil | Maturity: 2022 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		4,305,011
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		688,064
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		1,359,452
Nominal amount | In Brazil | Maturity: 2023 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		1,706,846
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance		67,450
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		136,695
Nominal amount | In Brazil | Maturity: 2024 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		4,924
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		284,137
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 7 | Financial bills:
Subordinated debt
Balance	[2]	5,425,906
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		6,193,653
Nominal amount | In Brazil | Maturity: 2025 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		400,944
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		19,200
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance		1,236
Nominal amount | In Brazil | Maturity: 2021 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance		7,000
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		361,196
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 8 | Financial bills:
Subordinated debt
Balance	[2]	870,300
Nominal amount | In Brazil | Maturity: 2026 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		3,400
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance		258,743
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 9 | Financial bills:
Subordinated debt
Balance	[2]	144,900
Nominal amount | In Brazil | Maturity: 2027 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		47,046
Nominal amount | In Brazil | Maturity: 2028 | Original term in years: 10 | Financial bills:
Subordinated debt
Balance	[2]	248,300
Nominal amount | In Brazil | Maturity: 2028 | Original term in years: 11 | Financial bills:
Subordinated debt
Balance		74,764
Nominal amount | In Brazil | Maturity: Perpetual | Financial bills:
Subordinated debt
Balance	[2]	9,201,200
Nominal amount | In Brazil | Subordinated CDB: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance		20,000
Nominal amount | Overseas: | Maturity: 2019 | Original term in years: 10
Subordinated debt
Balance		1,333,575
Nominal amount | Overseas: | Maturity: 2022 | Original term in years: 11
Subordinated debt
Balance		1,886,720
Nominal amount | Overseas: | Maturity: 2021 | Original term in years: 11
Subordinated debt
Balance		R$ 2,766,650

[1]	Subordinated debt transactions that matured in 2018;
[2]	Issuance of subordinated financial letters, under the heading 'Subordinated debt'.